Taxation - Schedule of Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Net impact of exemption and favorable tax rate rendered by local tax authorities	0.00%	0.00%	0.00%
Foreign loss not recognized in PRC	3.00%	4.00%	6.00%
Permanent difference and others	(6.00%)	(6.00%)	(7.00%)
Change in valuation allowance	(23.00%)	(23.00%)	(24.00%)
Effective tax rate	0.00%	0.00%	0.00%